Summary of significant accounting policies (Details 1)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total non-controlling interests	$ 14,187	¥ 86,196	¥ 291,921
Ocean H K [Member]
Total non-controlling interests	$ 14,187	¥ 86,196	¥ 291,921